Goodwill and Intangible Assets - Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 325,014	$ 3,804	₨ 316,002	₨ 307,970
Americas 1 [member]
Disclosure of information for cash-generating units [line items]
Goodwill	108,111		104,310
Americas 2 [member]
Disclosure of information for cash-generating units [line items]
Goodwill	106,529		104,134
Europe [member]
Disclosure of information for cash-generating units [line items]
Goodwill	81,955		79,596
Asia Pacific Middle East Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 28,419		₨ 27,962